Financial Income (Expenses), Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses:
Bank fees and interest	$ (58)	$ (22)	$ (65)
Issuance expenses			(182)
Interest expenses	(208)	(393)	(429)
Change in fair value of derivatives		(39)	(83)
Changes in fair value of debt investments at fair value through profit or loss		(2)
Exchange rate differences		(58)	(27)
Total financial expenses	(266)	(514)	(786)
Financial income:
Change in fair value of derivatives	148		81
Interest income related to debt investments through other comprehensive income	513	32
Interest income	484	763	115
Changes in fair value of debt investments at fair value through profit or loss	38
Exchange rate differences	349
Total financial income	1,532	795	196
Financial income (expense), net	$ 1,266	$ 281	$ (590)